Financial instruments - fair values and risk management - Credit risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Credit risk exposure
Cash and cash equivalents	€ 17,818	€ 48,156	€ 41,095	€ 9,222
Development of impairment losses
Expected credit loss allowances on trade receivables	1,140	3,738	752
Impairment loss on financial assets	1,140	3,738	752
Credit risk
Credit risk exposure
Cash and cash equivalents	17,818	48,156
Trade receivables and contract assets | Specific bad debt allowances | Credit risk
Credit risk exposure
Expected credit loss	5,717	4,768	2,355
Development of impairment losses
As of January 1	4,768	2,355
Expected credit loss allowances on trade receivables	956	3,879
Derecognition	(7)	(1,466)
As of December 31	5,717	4,768	€ 2,355
Trade receivables and contract assets | Cost
Credit risk exposure
Trade receivables and contract assets	€ 30,054	€ 33,967
Expected credit loss rate	19.00%	14.00%
Expected credit loss	€ 5,717	€ 4,768
Development of impairment losses
As of January 1	4,768
As of December 31	5,717	4,768
Trade receivables and contract assets | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	13,968	10,515
Trade receivables and contract assets | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	11,486	20,017
Trade receivables and contract assets | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	683	387
Trade receivables and contract assets | North America | Cost
Credit risk exposure
Trade receivables and contract assets	3,787	2,870
Trade receivables and contract assets | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	130	178
Trade receivables and contract assets | Not past due | Cost
Credit risk exposure
Trade receivables and contract assets	€ 17,978	€ 24,185
Expected credit loss rate	0.90%	1.60%
Expected credit loss	€ 167	€ 382
Development of impairment losses
As of January 1	382
As of December 31	167	382
Trade receivables and contract assets | Not past due | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	3,999	3,338
Trade receivables and contract assets | Not past due | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	10,771	19,193
Trade receivables and contract assets | Not past due | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	531	313
Trade receivables and contract assets | Not past due | North America | Cost
Credit risk exposure
Trade receivables and contract assets	2,562	1,205
Trade receivables and contract assets | Not past due | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	115	136
Trade receivables and contract assets | Past due 1 to 30 day | Cost
Credit risk exposure
Trade receivables and contract assets	€ 1,475	€ 2,228
Expected credit loss rate	7.70%	3.10%
Expected credit loss	€ 114	€ 70
Development of impairment losses
As of January 1	70
As of December 31	114	70
Trade receivables and contract assets | Past due 1 to 30 day | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	1,013	486
Trade receivables and contract assets | Past due 1 to 30 day | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	351	706
Trade receivables and contract assets | Past due 1 to 30 day | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	23	24
Trade receivables and contract assets | Past due 1 to 30 day | North America | Cost
Credit risk exposure
Trade receivables and contract assets	79	994
Trade receivables and contract assets | Past due 1 to 30 day | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	9	18
Trade receivables and contract assets | 1 - 3 months | Cost
Credit risk exposure
Trade receivables and contract assets	€ 2,596	€ 797
Expected credit loss rate	11.70%	7.70%
Expected credit loss	€ 304	€ 61
Development of impairment losses
As of January 1	61
As of December 31	304	61
Trade receivables and contract assets | 1 - 3 months | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	2,056	385
Trade receivables and contract assets | 1 - 3 months | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	259	113
Trade receivables and contract assets | 1 - 3 months | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	72	13
Trade receivables and contract assets | 1 - 3 months | North America | Cost
Credit risk exposure
Trade receivables and contract assets	203	262
Trade receivables and contract assets | 1 - 3 months | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	6	24
Trade receivables and contract assets | Past due more than 90 days | Cost
Credit risk exposure
Trade receivables and contract assets	€ 8,004	€ 6,757
Expected credit loss rate	64.10%	63.00%
Expected credit loss	€ 5,132	€ 4,255
Development of impairment losses
As of January 1	4,255
As of December 31	5,132	4,255
Trade receivables and contract assets | Past due more than 90 days | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	6,900	6,306
Trade receivables and contract assets | Past due more than 90 days | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	105	5
Trade receivables and contract assets | Past due more than 90 days | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	57	37
Trade receivables and contract assets | Past due more than 90 days | North America | Cost
Credit risk exposure
Trade receivables and contract assets	943	409
Trade receivables and contract assets | Past due more than 90 days | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	(1)
Trade receivables | Specific bad debt allowances | Credit risk
Development of impairment losses
Impairment loss on financial assets	949
Trade receivables | More than 365 days | Specific bad debt allowances | Credit risk
Development of impairment losses
Derecognition	€ (7)	€ (1,466)
Diagnostics | Middle East
Credit risk exposure
Average turnover period on trade receivables	278 days
Diagnostics | MENA | Credit risk
Credit risk exposure
Number of top diagnostic customers | customer	10
Diagnostics | MENA | Credit risk | Minimum
Credit risk exposure
Percentage of overdue balances	80.00%